Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Dec. 23, 2016
Document Effective Date	Dec. 30, 2016
Prospectus Date	Dec. 30, 2016
Dreyfus AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DRMBX
Dreyfus AMT-Free Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMUYX
Dreyfus High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX